Summary of Significant Accounting Policies (Details) - Schedule of foreign exchange transactions	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Foreign Exchange Transactions [Abstract]
Balance sheet, except for equity accounts	RMB 7.1160 to US$1.00	RMB 6.4466 to US$1.00	RMB 6.3559 to US$1.00	RMB 6.5401 to US$1.00
Income statement and cash flows	RMB 6.6013 to US$1.00	RMB 6.4714 to US$1.00	RMB 6.4519 to US$1.00	RMB 6.9021 to US$1.00